Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 7. Related Party Transactions
Management Agreement
The Company entered into the Management Agreement with the Manager whereby the Manager is responsible for its day-to-day
operations. The Management Agreement runs
co-terminus
with the amended and restated operating agreement for Terra Fund 5, which is scheduled to terminate on December 31, 2023 unless Terra Fund 5 is dissolved earlier. The following table presents a summary of fees paid and costs reimbursed to the Manager in connection with providing services to the Company that are included on the consolidated statements of operations:

	Three Months Ended March 31,
	2022	2021
Origination and extension fee expense (1)(2)	$686,365	$345,384
Asset management fee	1,488,095	1,156,543
Asset servicing fee	349,329	273,207
Operating expenses reimbursed to Manager	1,928,563	1,342,758
Disposition fee (3)	—	250,988

Total	$4,452,352	$3,368,880

(1)	Origination and extension fee expense is generally offset with origination and extension fee income. Any excess is deferred and amortized to interest income over the term of the loan.
(2)
Amount for the three months ended March 31, 2022 excluded $0.2 million of origination fee paid to the Manager in connection with the Company’s equity investment in an unconsolidated investment. This origination fee was capitalized to the carrying value of the unconsolidated investment as a transaction cost.

(3)	Disposition fee is generally offset with exit fee income and included in interest income on the consolidated statements of operations.
Origination and Extension Fee Expense
Pursuant to the Management Agreement, the Manager or its affiliates receives an origination fee in the amount of 1% of the amount used to originate, fund, acquire or structure real estate-related investments, including any third-party expenses related to such loans. In the event that the term of any real estate-related loan held by the Company is extended, the Manager also receives an extension fee equal to the lesser of (i) 1% of the principal amount of the loan being extended or (ii) the amount of fee paid to the Company by the borrower in connection with such extension.
Asset Management Fee
Under the terms of the Management Agreement, the Manager or its affiliates provides the Company with certain investment management services in return for a management fee. The Company pays a monthly asset management fee at an annual rate of 1% of the aggregate funds under management, which includes the loan origination price or aggregate gross acquisition price, as defined in the Management Agreement, for each real estate related loan and cash held by the Company.
Asset Servicing Fee
The Manager or its affiliates receives from the Company a monthly servicing fee at an annual rate of 0.25% of the aggregate gross origination price or acquisition price, as defined in the Management Agreement, for each real estate-related loan held by the Company.

Transaction Breakup Fee
In the event that the Company receives any “breakup fees,” “busted-deal fees,” termination fees, or similar fees or liquidated damages from a third-party in connection with the termination or non-consummation
of any loan or disposition transaction, the Manager will be entitled to receive one-half
of such amounts, in addition to the reimbursement of all
out-of-pocket
fees and expenses incurred by the Manager with respect to its evaluation and pursuit of such transactions. As of March 31, 2022 and December 31, 2021, the Company has not received any breakup fees.
Operating Expenses
The Company reimburses the Manager for operating expenses incurred in connection with services provided to the operations of the Company, including the Company’s allocable share of the Manager’s overhead, such as rent, employee costs, utilities, and technology costs.
Disposition Fee
Pursuant to the Management Agreement, the Manager or its affiliates receives a disposition fee in the amount of 1% of the gross sale price received by the Company from the disposition of any real estate-related loan, or any portion of, or interest in, any real estate-related loan. The disposition fee is paid concurrently with the closing of any such disposition of all or any portion of any real estate-related loan or any interest therein, which is the lesser of (i) 1% of the principal amount of the loan or debt-related loan prior to such transaction or (ii) the amount of the fee paid by the borrower in connection with such transaction. If the Company takes ownership of a property as a result of a workout or foreclosure of a loan, the Company will pay a disposition fee upon the sale of such property equal to 1% of the sales price.
Distributions Paid
For the three months ended March 31, 2022 and 2021, the Company made distributions to Terra JV and Terra Offshore REIT totaling $3.9 million and $3.9 million, respectively, of which $2.9 million and $2.4 million were returns of capital, respectively (Note 10).
Due to Manager
As of March 31, 2022 and December 31, 2021, approximately $3.5 million and $2.4 million was due to the Manager, respectively, as reflected on the consolidated balance sheets, primarily related to the present value of the disposition fees on individual loans due to the Manager.
Due from Related Party
As of March 31, 2022, there was no amount due from related party. As of December 31, 2021, amount due from a related party was $2.6 million , primarily related to the reserve funding on a loan that was held by an affiliate. The reserve funding was transferred to the Company in February 2022.
Mavik Real Estate Special Opportunities Fund, LP
On August 3, 2020, the Company entered into a subscription agreement with RESOF whereby the Company committed to fund up to $50.0 million to purchase limited partnership interests in RESOF. For more information on this investment, please see Note 4.

Participation Agreements
In the normal course of business, the Company may enter into participation agreements with related parties, primarily other affiliated funds managed by the Manager, and to a lesser extent, unrelated parties (the “Participants”). The purpose of the participation agreements is to allow the Company and an affiliate to originate a specified loan when, individually, the Company does not have the liquidity to do so or to achieve a certain level of portfolio diversification. The Company may transfer portions of its investments to other Participants or it may be a Participant to a loan held by another entity.
ASC 860,
Transfers and Servicing
(“ASC 860”)
,
establishes accounting and reporting standards for transfers of financial assets. ASC
860-10
provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. The Company has determined that the participation agreements it enters into are accounted for as secured borrowings under ASC 860 (See “
Participation interests
” in Note 2 and “
Obligations under Participation Agreements
” in (Note 8).
Participation Interests Purchased by the Company
From time to time, the Company may purchase investments from affiliates pursuant to participation agreements. In accordance with the terms of each participation agreement, each Participant’s rights and obligations, as well as the proceeds received from the related borrower/issuer of the loan, are based upon their respective pro rata participation interest in the loan.
The table below lists the participation interests purchased by the Company pursuant to participation agreements as of March 31, 2022 and December 31, 2021.

	March 31, 2022
	Participating Interests	Principal Balance	Carrying Value
Hillsborough Owners LLC (1)	30.00%	$5,444,696	$5,458,850
UNJ Sole Member, LLC (2)	40.80%	7,444,357	7,478,454

		$12,889,053	$12,937,304

	December 31, 2021
	Participating Interests	Principal Balance	Carrying Value
Hillsborough Owners LLC (1)	30.00%	$4,863,009	$4,866,542
UNJ Sole Member, LLC (2)	40.80%	7,444,357	7,477,190

		$12,307,366	$12,343,732

(1)	The loan is held in the name of Terra Income Fund 6, Inc., an affiliated fund advised by Terra Income Advisors, LLC, an affiliate of the Company’s sponsor and Manager.
(2)	The loan is held in the name of Mavik Real Estate Special Opportunities Fund REIT, LLC, a related-party REIT managed by the Manager.

Transfers of Participation Interest by the Company
The following tables summarize the loans that were subject to participation agreements with affiliated entities and third-parties as of March 31, 2022 and December 31, 2021:

	Principal Balance	Carrying Value	Transfers Treated as Obligations Under Participation Agreements as of March 31, 2022
			% Transferred	Principal Balance	Carrying Value
370 Lex Part Deux, LLC (1)	$60,583,057	$60,583,057	35.00%	$21,204,070	$21,204,068
Post Brothers Holdings LLC (1)	21,000,000	21,670,442	71.43%	15,000,000	15,478,888
RS JZ Driggs, LLC (1)	16,933,491	17,099,374	50.00%	8,469,911	8,552,884
William A. Shopoff & Cindy I. Shopoff (1)	25,000,000	25,214,933	52.95%	13,237,500	13,351,308

	$123,516,548	$124,567,806		$57,911,481	$58,587,148

	Principal Balance	Carrying Value	Transfers Treated as Obligations Under Participation Agreements as of December 31, 2021
			% Transferred	Principal Balance	Carrying Value
370 Lex Part Deux, LLC (1)	$60,012,639	$60,012,639	35.00%	$21,004,424	$21,004,423
RS JZ Driggs, LLC (1)	15,606,409	15,754,641	50.00%	7,806,370	7,880,516
William A. Shopoff & Cindy I. Shopoff (1)	25,000,000	25,206,964	52.95%	13,237,500	13,347,088

	$100,619,048	$100,974,244		$42,048,294	$42,232,027

(1)	Participant is Terra Income Fund 6, Inc.
These investments are held in the name of the Company, but each of the Participant’s rights and obligations, including interest income and other income (
e.g.
, exit fee, prepayment income) and related fees/expenses (
e.g.
, disposition fees, asset management and asset servicing fees), are based upon their respective pro rata participation interest in such participated investments, as specified in the respective participation agreement. The Participants’ share of the investments is repayable only from the proceeds received from the related borrower/issuer of the investments and, therefore, the Participants also are subject to credit risk (
i.e.
, risk of default by the underlying borrower/issuer). Pursuant to the participation agreements with these entities, the Company receives and allocates the interest income and other related investment income to the Participants based on their respective pro rata participation interest. The Participants pay any expenses, including any fees to the Manager, only on their respective pro rata participation interest, subject to the terms of the respective governing fee arrangements.
Secured Borrowing
In March 2020, the Company entered into a financing transaction where a third-party purchased an
A-note
position. However, the sale of the
A-note
position did not qualify for sale accounting under ASC 860 and therefore, the gross amount of the loan remains in the consolidated balance sheets and the proceeds from the sale on the portion transferred are recorded as secured borrowing. Interest earned on the entire loan balance is recorded within “
Interest income
” and the interest related to the transferred interest is recorded within “
Interest expense on secured borrowing
” in the consolidated statements of operations.

The following table summarizes the loan that was transferred to a third-party that was accounted for as secured borrowing as of March 31, 2022 and December 31, 2021:

	Principal Balance	Carrying Value	Transfers Treated as Secured Borrowing as of March 31, 2022
			% Transferred	Principal Balance	Carrying Value
Windy Hill PV Five CM, LLC	$54,078,939	$54,416,729	69.11%	$37,371,625	$37,503,542

	$54,078,939	$54,416,729		$37,371,625	$37,503,542

	Principal Balance	Carrying Value	Transfers Treated as Secured Borrowing as of December 31, 2021
			% Transferred	Principal Balance	Carrying Value
Windy Hill PV Five CM, LLC	$49,954,068	$50,264,568	69.11%	$34,521,104	$34,586,129

	$49,954,068	$50,264,568		$34,521,104	$34,586,129

Note 8. Related Party Transactions
Management Agreement
The Company entered into a Management Agreement with the Manager whereby the Manager is responsible for its day-to-day
operations. The Management Agreement runs
co-terminus
with the amended and restated operating agreement for Terra Fund 5, which is scheduled to terminate on December 31, 2023 unless Terra Fund 5 is dissolved earlier. The following table presents a summary of fees paid and costs reimbursed to the Manager in connection with providing services to the Company that are included on the consolidated statements of operations:

	Years Ended December 31,
	2021	2020
Origination and extension fee expense (1)(2)	$2,729,598	$1,383,960
Asset management fee	5,134,149	4,480,706
Asset servicing fee	1,181,924	1,008,256
Operating expenses reimbursed to Manager	6,916,371	6,041,075
Disposition fee (3)	1,006,302	504,611

Total	$16,968,344	$13,418,608

(1)	Origination and extension fee expense is generally offset with origination and extension fee income. Any excess is deferred and amortized to interest income over the term of the loan.
(2)
Amount for the years ended December 31, 2021 and 2020 excluded $0.3 million and $0.5 million of origination fee, respectively, paid to the Manager in connection with the Company’s equity investment in unconsolidated investments. These origination fees were capitalized to the carrying value of the unconsolidated investments as transaction costs.

(3)	Disposition fee is generally offset with exit fee income and included in interest income on the consolidated statements of operations.
Origination and Extension Fee Expense
Pursuant to the Management Agreement, the Manager or its affiliates receives an origination fee in the amount of 1% of the amount used to originate, fund, acquire or structure real estate-related investments, including any third-party expenses related to such loans. In the event that the term of any real estate-related loan held by the Company is extended, the Manager also receives an extension fee equal to the lesser of (i) 1% of the principal amount of the loan being extended or (ii) the amount of fee paid to the Company by the borrower in connection with such extension.
Asset Management Fee
Under the terms of the Management Agreement, the Manager or its affiliates provides the Company with certain investment management services in return for a management fee. The Company pays a monthly asset management fee at an annual rate of 1% of the aggregate funds under management, which includes the loan origination price or aggregate gross acquisition price, as defined in the Management Agreement, for each real estate related loan and cash held by the Company.
Asset Servicing Fee
The Manager or its affiliates receives from the Company a monthly servicing fee at an annual rate of 0.25% of the aggregate gross origination price or acquisition price, as defined in the Management Agreement, for each real estate-related loan held by the Company.
Transaction Breakup Fee
In the event that the Company receives any “breakup fees,” “busted-deal fees,” termination fees, or similar fees or liquidated damages from a third-party in connection with the termination or non-consummation
of any loan or disposition transaction, the Manager will be entitled to receive one-half
of such amounts, in addition to the reimbursement of all
out-of-pocket
fees and expenses incurred by the Manager with respect to its evaluation and pursuit of such transactions. As of December 31, 2021 and 2020, the Company has
not
received any breakup fees.
Operating Expenses
The Company reimburses the Manager for operating expenses incurred in connection with services provided to the operations of the Company, including the Company’s allocable share of the Manager’s overhead, such as rent, employee costs, utilities, and technology costs.
Disposition Fee
Pursuant to the Management Agreement, the Manager or its affiliates receives a disposition fee in the amount of 1% of the gross sale price received by the Company from the disposition of any real estate-related loan, or any portion of, or interest in, any real estate-related loan. The disposition fee is paid concurrently with the closing of any such disposition of all or any portion of any real estate-related loan or any interest therein, which is the lesser of (i) 1% of the principal amount of the loan or debt-related loan prior to such transaction or (ii) the amount of the fee paid by the borrower in connection with such transaction. If the Company takes ownership of a property as a result of a workout or foreclosure of a loan, the Company will pay a disposition fee upon the sale of such property equal to 1% of the sales price.
Distributions Paid
For the years ended December 31, 2021 and 2020, the Company made distributions to Terra 5, Terra JV and Terra Offshore REIT totaling $17.1 million and $21.2 million, respectively, of which $14.6 million and $16.0 million were returns of capital, respectively (Note 11).
Due to Manager
As of December 31, 2021 and 2020, approximately $2.4 million and $1.3 million was due to the Manager, respectively, as reflected on the consolidated balance sheets, primarily related to the present value of the disposition fees on individual loans due to the Manager.
Due from Related Party
As of December 31, 2021, amount due from a related party was $2.6 million, primarily related to the reserve funding on a loan that was held by an affiliate. The reserve funding was transferred to the Company in February 2022. There was no due from related party as of December 31, 2020.
Merger and Issuance of Common Stock to Terra Offshore REIT
As discussed in Note 3, on March 1, 2020, TPT2 merged with and into the Company with the Company continuing as the surviving company. In connection with the Merger, the Company issued 2,116,785.76 shares of common stock of the Company to Terra Fund 7, the sole stockholder of TPT2, as consideration in the Merger. In addition, on March 2, 2020, Terra Offshore REIT contributed cash and released obligations under the participation agreements to the Company (Note 3) in exchange for the issuance of 2,457,684.59 shares of common stock of the Company. As described in Note 3, Terra Fund 7 contributed the shares of the Company’s common stock received as consideration in the Merger to Terra JV and became a co-managing
member of Terra JV pursuant to the JV Agreement. The JV Agreement and related stockholders agreement between Terra JV and the Company, dated March 2, 2020, provide for the joint approval of Terra Fund 5 and Terra Fund 7 with respect to certain major decisions that are taken by Terra JV and the Company. As of December 31, 2021, Terra JV owns 87.4% of the issued and outstanding shares of the Company’s common stock with the remainder held by Terra Offshore REIT, and Terra Fund 5 and Terra Fund 7 own an 87.6% and 12.4% interest, respectively, in Terra JV.
Mavik Real Estate Special Opportunities Fund, LP
On August 3, 2020, the Company entered into a subscription agreement with RESOF whereby the Company committed to fund up to $50.0 million to purchase limited partnership interests in RESOF. For more information on this investment, please see Note 5.
Terra International Fund 3, L.P.
On September 30, 2019, Terra International Fund 3, L.P. (“Terra International 3”), through Terra Offshore REIT, a wholly-owned subsidiary of Terra International 3, contributed cash in the amount of $3.6 million to the Company in exchange for 212,691 shares of common stock, at a price of $17.02 per share. On April 29, 2020, the Company repurchased, at a price of $17.02 per share, the 212,691 shares of common stock that the Company had previously sold to Terra Offshore REIT on September 30, 2019.
Participation Agreements
In the normal course of business, the Company may enter into participation agreements with related parties, primarily other affiliated funds managed by the Manager, and to a lesser extent, unrelated parties (the
“Participants”). The purpose of the participation agreements is to allow the Company and an affiliate to originate a specified loan when, individually, the Company does not have the liquidity to do so or to achieve a certain level of portfolio diversification. The Company may transfer portions of its investments to other Participants or it may be a Participant to a loan held by another entity.
ASC 860,
Transfers and Servicing
(“ASC 860”)
,
establishes accounting and reporting standards for transfers of financial assets. ASC
860-10
provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. The Company has determined that the participation agreements it enters into are accounted for as secured borrowings under ASC 860 (See “
Participation interests
” in Note 2 and “
Obligations under Participation Agreements
” in (Note 9).
Participation Interests Purchased by the Company
From time to time, the Company may purchase investments from affiliates pursuant to participation agreements. In accordance with the terms of each participation agreement, each Participant’s rights and obligations, as well as the proceeds received from the related borrower/issuer of the loan, are based upon their respective pro rata participation interest in the loan.
The table below lists the participation interests purchased by the Company pursuant to participation agreements as of December 31, 2021 and 2020.

	December 31, 2021
	Participating Interests	Principal Balance	Carrying Value
Hillsborough Owners LLC (1)	30.00%	$4,863,009	$4,866,542
UNJ Sole Member, LLC (2)	40.80%	7,444,357	7,477,190

		$12,307,366	$12,343,732

	December 31, 2020
	Participating Interests	Principal Balance	Carrying Value
LD Milpitas Mezz, LP (3)	25.00%	$4,250,000	$4,294,053

(1)	The loan is held in the name of Terra Income Fund 6, Inc. (“Terra Fund 6”), an affiliated fund advised by Terra Income Advisors, LLC, an affiliate of the Company’s sponsor and Manager.
(2)	The loan is held in the name of Mavik Real Estate Special Opportunities Fund REIT, LLC, a related-party REIT managed by the Manager.
(3)
On June 27, 2018, the Company entered into a participation agreement with Terra Fund 6 to purchase a 25% participation interest, or $4.3 million, in a $17.0 million mezzanine loan. This loan was repaid in full in May 2021.

Transfers of Participation Interest by the Company
The following tables summarize the loans that were subject to participation agreements with affiliated entities and third-parties as of December 31, 2021 and 2020:

	Principal Balance	Carrying Value	Transfers Treated as Obligations Under Participation Agreements as of December 31, 2021
			% Transferred	Principal Balance	Carrying Value
370 Lex Part Deux, LLC (1)	$60,012,639	$60,012,639	35.00%	$21,004,424	$21,004,423
RS JZ Driggs, LLC (1)	15,606,409	15,754,641	50.00%	7,806,370	7,880,516
William A. Shopoff & Cindy I. Shopoff (1)	25,000,000	25,206,964	52.95%	13,237,500	13,347,088

	$100,619,048	$100,974,244		$42,048,294	$42,232,027

	Principal Balance	Carrying Value	Transfers Treated as Obligations Under Participation Agreements as of December 31, 2020
			% Transferred	Principal Balance	Carrying Value
14th & Alice Street Owner, LLC (2)(3)(4)	$32,625,912	$32,877,544	80.00%	$26,100,729	$26,211,548
370 Lex Part Deux, LLC (1)	53,874,507	53,912,363	35.00%	18,856,078	18,856,077
City Gardens 333 LLC (1)(4)	28,303,628	28,307,408	14.00%	3,962,509	3,963,010
Orange Grove Property Investors, LLC (1)(4)	10,600,000	10,701,924	80.00%	8,480,000	8,561,523
RS JZ Driggs, LLC (1)	8,544,513	8,629,929	50.00%	4,272,257	4,314,965
Stonewall Station Mezz LLC (1)(4)	10,442,567	10,537,512	44.00%	4,594,730	4,635,937
The Bristol at Southport, LLC (2)(4)	23,500,000	23,682,536	21.28%	5,000,000	5,038,837

	$167,891,127	$168,649,216		$71,266,303	$71,581,897

(1)	Participant is Terra Fund 6.
(2)	Participant is a third-party.
(3)	The participation interest was transferred to an affiliate and/or a third-party pursuant to a participation agreement in the second quarter of 2021.
(4)	The obligation under participation agreement was repaid in 2021.
These investments are held in the name of the Company, but each of the Participant’s rights and obligations, including interest income and other income (
e.g.
, exit fee, prepayment income) and related fees/expenses (
e.g.
, disposition fees, asset management and asset servicing fees), are based upon their respective pro rata participation interest in such participated investments, as specified in the respective participation agreement. The Participants’ share of the investments is repayable only from the proceeds received from the related borrower/issuer of the investments and, therefore, the Participants also are subject to credit risk (
i.e.
, risk of default by the underlying borrower/issuer). Pursuant to the participation agreements with these entities, the Company receives and allocates the interest income and other related investment income to the Participants based on their respective pro rata participation interest. The Participants pay any expenses, including any fees to the Manager, only on their respective pro rata participation interest, subject to the terms of the respective governing fee arrangements.
Secured Borrowing
In March 2020, the Company entered into a financing transaction where a third-party purchased an
A-note
position. However, the sale of the
A-note
position did not qualify for sale accounting under ASC 860 and therefore, the gross amount of the loan remains in the consolidated balance sheets and the proceeds from the sale on the portion transferred are recorded as secured borrowing. Interest earned on the entire loan balance is recorded within “
Interest income
” and the interest related to the transferred interest is recorded within “
Interest expense on secured borrowing
” in the consolidated statements of operations.
The following table summarizes the loan that was transferred to a third-party that was accounted for as secured borrowing as of December 31, 2021 and 2020:

	Principal Balance	Carrying Value	Transfers Treated as Secured Borrowing as of December 31, 2021
			% Transferred	Principal Balance	Carrying Value
Windy Hill PV Five CM, LLC	$49,954,068	$50,264,568	69.11%	$34,521,104	$34,586,129

	$49,954,068	$50,264,568		$34,521,104	$34,586,129

	Principal Balance	Carrying Value	Transfers Treated as Secured Borrowing as of December 31, 2020
			% Transferred	Principal Balance	Carrying Value
Windy Hill PV Five CM, LLC	$26,454,910	$26,407,494	69.11%	$18,281,848	$18,187,663

	$26,454,910	$26,407,494		$18,281,848	$18,187,663